SHAREBASED COMPENSATION (Details 5)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
SHARE-BASED COMPENSATION (Tables)
PSUs outstanding, beginning	2,020,000	2,140,000
PSUs granted	0	180,000
PSUs exercised	(210,000)	(120,000)
PSUs forfeited	(280,000)	(180,000)
PSUs outstanding, ending	1,530,000	2,020,000
PSUs vested, ending	870,000	700,000
PSUs outstanding, weighted average fair value, beginning	$ 0.63	$ 0.65
PSUs granted, weighted average fair value	0	0.38
PSUs exercised, weighted average fair value	0.66	0.65
PSUs forfeited, weighted average fair value	0.68	0.65
PSUs outstanding, weighted average fair value, ending	0.62	0.63
PSUs vested, weighted average fair value, ending	$ 0.63	$ 0.65